Income Taxes (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Income Tax Uncertainties [Abstract]
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	$ 33	$ 42
Unrecognized Tax Benefits Accrued Income Tax Penalties And Interest	19	29
Permanently Reinvested Earnings Of Foreign Subsidiaries [Abstract]
Permanently Reinvested Earnings of Foreign Subsidiaries	1,600	1,300
Permanent Reinvestment Strategy Percent Benefit To Effective Tax Rate	1.20%
Percent Income Earned in US Companies	90.00%
Cash in Offshore Jurisdictions Associated With Permanent Reinvestment Strategy	471	420
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,000
State And Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 515